Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Options Outstanding

Options outstanding

	2018		2017
For the years ended December 31,	Number of options (in millions )	Weighted average exercise price	Number of options (in millions )	Weighted average exercise price
Outstanding, January 1	25	$20.45	30	$19.80
Granted	3	24.52	4	24.56
Exercised	(3)	17.77	(7)	16.03
Expired	(1)	37.35	(1)	39.47
Forfeited	(1)	21.24	(1)	20.86
Outstanding, December 31	23	$20.29	25	$20.45
Exercisable, December 31	9	$18.08	12	$19.93

Schedule of Range of Exercise Prices of Outstanding Share Options

	Options outstanding				Options exercisable
For the year ended December 31, 2018	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$12.64 – $20.99	11		$17.27	4.00	7		$17.06	2.09
$21.00 – $24.83	12		$23.26	6.95	2		$21.27	3.25
Total	23		$20.29	5.49	9		$18.08	2.37

Schedule of Deferred Share Units

For the years ended December 31, Number of DSUs (in thousands)	2018	2017
Outstanding, January 1	2,645	2,682
Issued	141	156
Reinvested	98	88
Redeemed	(346)	(279)
Forfeitures and cancellations	–	(2)
Outstanding, December 31	2,538	2,645